Consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net income	€ 461,904	€ 358,760
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	769,598	899,462
Change in deferred taxes, net	(53,109)	(90,526)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	54,969	(5,242)
Income from equity method investees	(93,008)	(61,482)
Interest expense, net	155,466	173,518
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(113,151)	(692,296)
Inventories	(86,507)	(56,154)
Other current and non-current assets	136,473	(78,971)
Accounts receivable from related parties	3,538	128,707
Accounts payable to related parties	(5,866)	2,026
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(184,187)	196,684
Income tax liabilities	146,539	192,766
Received dividends from investments in equity method investees	540	1,663
Paid interest	(180,990)	(196,973)
Received interest	35,560	32,849
Paid income taxes	(110,015)	(235,060)
Net cash provided by (used in) operating activities	937,754	569,731
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(300,143)	(293,317)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(15,505)	(5,770)
Investments in debt securities	(11,403)	(491)
Proceeds from sale of property, plant and equipment	11,344	10,716
Proceeds from divestitures, net of cash disposed	20,013	500,985
Proceeds from sale of debt securities	45,399	42,064
Net cash provided by (used in) investing activities	(250,295)	254,187
Financing activities
Proceeds from short-term debt from unrelated parties	94,260	192,481
Repayments of short-term debt from unrelated parties	(90,593)	(330,356)
Proceeds from long-term debt	1,114,203	24,860
Repayments of long-term debt	(316,905)	(231,028)
Repayments of lease liabilities from unrelated parties	(320,078)	(321,385)
Repayments of lease liabilities from related parties	(12,723)	(12,435)
Increase (decrease) of accounts receivable facility		(23,120)
Dividends paid	(422,515)	(349,162)
Distributions to noncontrolling interests	(117,742)	(87,719)
Contributions from noncontrolling interests	12,528	10,834
Net cash provided by (used in) financing activities	(59,565)	(1,127,030)
Effect of exchange rate changes on cash and cash equivalents	(93,085)	(12,234)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	534,809	(315,346)
Cash and cash equivalents at beginning of period	1,185,328	1,427,225
Cash and cash equivalents at end of period	1,720,137	1,111,879
Thereof: cash and cash equivalents within the disposal groups	€ 5,057	€ 21,665